EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2021
Weighted average number of shares outstanding:
EARNINGS PER SHARE ("EPS")

NOTE 17 -EARNINGS PER SHARE (“EPS”)

Basic and diluted earnings per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2021	2020	2019
Numerator for EPS:
Net income (loss)	$(3,562)	$(5,329)	$806
Denominator for EPS:
Weighted average shares outstanding – basic	8,874,696	8,874,696	8,874,696
Dilutive shares	-	-	-
Weighted average shares outstanding – diluted	8,874,696	8,874,696	8,874,696
EPS:
Basic and diluted	$(0.4)	$(0.6)	$0.1

Diluted income per share does not include 720,000, 621,460 and 482,282 options, for the years ended December 31, 2021, 2020 and 2019 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.